Equity-based participation plans for associates (Details 5) - Non-vested shares granted [member] $ / shares in Units, Pure in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares
Schedule of unvested restricted stock units [roll forward]
Number of shares at beginning of period	25.8	25.7
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement at beginning of period | $ / shares	$ 71.1	$ 77.1
Fair value at grante date at beginning of period | $	$ 1,835	$ 1,981
Vested, number of shares	(13.8)	(13.3)
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement | $ / shares	$ 74.2	$ 80.3
Vested, fair value at grante date | $	$ (1,024)	$ (1,068)
Forfeited, number of shares	(2.0)	(4.3)
Weighted average exercise price of other equity instruments forfeited in share-based payment arrangement | $ / shares	$ 75.3	$ 76.3
Forfeited, fair value at grante date | $	$ (151)	$ (328)
Number of shares at end of period	24.8	25.8
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement at end of period | $ / shares	$ 78.9	$ 71.1
Fair value at grante date at end of period | $	$ 1,957	$ 1,835
Annual incentive
Schedule of unvested restricted stock units [roll forward]
Granted, number of shares	1.1	1.1
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares	$ 93.7	$ 78.4
Granted, fair value at grante date | $	$ 103	$ 86
Share savings plans
Schedule of unvested restricted stock units [roll forward]
Granted, number of shares	4.2	4.2
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares	$ 95.0	$ 83.0
Granted, fair value at grante date | $	$ 399	$ 349
Select North America
Schedule of unvested restricted stock units [roll forward]
Granted, number of shares	3.3	5.3
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares	$ 86.7	$ 64.0
Granted, fair value at grante date | $	$ 286	$ 339
Select outside North America
Schedule of unvested restricted stock units [roll forward]
Granted, number of shares	2.0	2.6
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares	$ 89.4	$ 67.4
Granted, fair value at grante date | $	$ 179	$ 175
Long-Term Performance Plan
Schedule of unvested restricted stock units [roll forward]
Granted, number of shares	2.5	2.5
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares	$ 85.1	$ 68.9
Granted, fair value at grante date | $	$ 213	$ 172
Long-Term Relative Performance Plan
Schedule of unvested restricted stock units [roll forward]
Granted, number of shares	0.2	0.1
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares	$ 0.0	$ 0.0
Granted, fair value at grante date | $	$ 0	$ 0
Other share awards
Schedule of unvested restricted stock units [roll forward]
Granted, number of shares	1.5	1.9
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares	$ 78.0	$ 67.7
Granted, fair value at grante date | $	$ 117	$ 129